Related Party Transactions (Details) - Schedule of other related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
VP Technology [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
Selling and marketing expenses	$ 202	$ 402	$ 174
CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of other related party transactions [Line Items]
General and administrative expense	$ 1,185	$ 869	$ 1,006